Deconsolidation of subsidiary (Tables)	9 Months Ended
May 31, 2025
Deconsolidation of subsidiary
Schedule of deconsolidation of subsidiary

	$

Fair Value Consideration received		1,089,302

Less: EB Rental, Ltd. net assets at disposal
- EB Rental Ltd. share capital at disposal	100
- EB Rental Ltd. deficit at disposal	(165,427)	(165,327)

Less: Goodwill attributable to EB Rental, Ltd.		1,079,040

Total gain on deconsolidation date		175,589

$

Current assets	460,018
Right of use assets	804,596
Property, plant and equipment	555,875
Other assets	281,384
Current liabilities	(1,627,777)
Lease liabilities	(639,423)

(165,327)

	Three-month	Three-month	Nine-month	Nine-month
	period	period	period	period
	ended May	ended May	ended May	ended May
	31, 2024	31, 2023	31, 2024	31, 2023
	$	$	$	$

Revenues	422,537	830,007	1,883,709	2,534,865
Cost of sales	98,224	515,949	832,088	1,381,900
Gross profit	324,313	314,058	1,051,621	1,152,965
Expenses	274,162	347,084	965,745	836,861
Income (loss) before tax	50,151	(33,026)	85,876	316,104
Income tax recovery	(53,834)	(216,848)	(205,367)	(216,848)
Net income	106,985	183,822	291,243	532,952

	Nine-month	Nine-month
	period	period
	ended May	ended May
	31, 2024	31, 2023
	$	$

Cash provided by operating activities	247,185	695,127
Cash used in investing activities	(23,336)	(290,035)
Cash used in financing activities	(151,192)	(189,785)